Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents				$ 0
Accounting Standards Update 2016-18 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash, cash equivalents increased due to inclusion		$ 50,000
Spero Potentiator Australia Pty Limited [Member] | Research and Development Expenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of refundable tax incentive	43.50%		43.50%